SEGMENT INFORMATION - Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue	$ 1,780,243	$ 1,297,078	$ 814,139
North America
Disclosure of geographical areas [line items]
Revenue	1,135,148	831,300	574,275
United States of America
Disclosure of geographical areas [line items]
Revenue	1,095,895	803,934	558,528
Canada
Disclosure of geographical areas [line items]
Revenue	38,895	26,970	15,622
Puerto Rico
Disclosure of geographical areas [line items]
Revenue	358	396	125
Europe, Middle East & Africa
Disclosure of geographical areas [line items]
Revenue	186,723	151,334	61,788
Spain
Disclosure of geographical areas [line items]
Revenue	86,410	94,459	32,977
United Kingdom
Disclosure of geographical areas [line items]
Revenue	45,017	27,156	17,100
Italy
Disclosure of geographical areas [line items]
Revenue	9,320	507	21
Switzerland
Disclosure of geographical areas [line items]
Revenue	8,859	5,710	1,785
France
Disclosure of geographical areas [line items]
Revenue	6,593	2,600	1,224
Germany
Disclosure of geographical areas [line items]
Revenue	5,840	1,424	939
Belgium
Disclosure of geographical areas [line items]
Revenue	5,577	8,705	2,924
Netherlands
Disclosure of geographical areas [line items]
Revenue	4,975	3,604	1,461
Saudi Arabia
Disclosure of geographical areas [line items]
Revenue	4,187	0	0
Luxembourg
Disclosure of geographical areas [line items]
Revenue	3,676	4,777	1,292
Denmark
Disclosure of geographical areas [line items]
Revenue	2,246	411	395
Ireland
Disclosure of geographical areas [line items]
Revenue	1,104	1,435	907
Others
Disclosure of geographical areas [line items]
Revenue	2,919	546	763
Asia & Oceania
Disclosure of geographical areas [line items]
Revenue	50,018	26,129	8,636
India
Disclosure of geographical areas [line items]
Revenue	21,191	10,442	2,670
Japan
Disclosure of geographical areas [line items]
Revenue	11,739	8,514	5,338
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	8,938	401	248
Australia
Disclosure of geographical areas [line items]
Revenue	3,010	5,223	287
Singapore
Disclosure of geographical areas [line items]
Revenue	2,600	906	93
Others
Disclosure of geographical areas [line items]
Revenue	2,540	643	0
Latin America
Disclosure of geographical areas [line items]
Revenue	408,354	288,315	169,440
Argentina
Disclosure of geographical areas [line items]
Revenue	120,578	87,756	53,667
Chile
Disclosure of geographical areas [line items]
Revenue	115,494	86,809	50,707
Mexico
Disclosure of geographical areas [line items]
Revenue	75,442	53,455	25,928
Brazil
Disclosure of geographical areas [line items]
Revenue	31,060	20,821	11,976
Peru
Disclosure of geographical areas [line items]
Revenue	25,131	15,695	11,648
Colombia
Disclosure of geographical areas [line items]
Revenue	19,206	14,357	13,302
Dominican Republic
Disclosure of geographical areas [line items]
Revenue	5,706	3,788	869
Ecuador
Disclosure of geographical areas [line items]
Revenue	5,175	1,061	26
Paraguay
Disclosure of geographical areas [line items]
Revenue	3,088	2,823	231
Uruguay
Disclosure of geographical areas [line items]
Revenue	2,993	755	144
Panama
Disclosure of geographical areas [line items]
Revenue	2,698	744	737
Others
Disclosure of geographical areas [line items]
Revenue	$ 1,783	$ 251	$ 205